CLASS A ORDINARY SHARES (Tables)	6 Months Ended
Dec. 31, 2022
CLASS A ORDINARY SHARES
Schedule of Pre-Funded Warrants Activities

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2021	1,470,000	$0.01	5.46
Issued	—	—	—
Forfeited	—	—	—
Exercised	(1,470,000)	$0.01	—
Expired	—	—	—
Outstanding as of June 30, 2022	—	$—	—
Issued	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2022	—	$—	—